Basis of Preparation and Significant Accounting Policies (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 05, 2021 USD ($)	Jan. 01, 2019 USD ($)
Disclosure of initial application of standards or interpretations [line items]
Working capital surplus/ (deficit)	$ 37,800
Impairment loss	$ 0	$ 4,615	$ 29,902
Entity Accounting Standard	International Financial Reporting Standards
Provision for doubtful trade receivables	$ 8	0
Borrowing costs capitalised		0
Number Of Operating Segments	1
Description of nature of benefits provided by plan	If the employee remains in the employment of the Company until normal retirement age, they are entitled to retirement compensation which is equal to 40% of the compensation amount that would be payable if they were dismissed at that time.
Net defined benefit liability	$ 114	31
Right of use asset	888	450	562
Lease liability	952	638
Depreciation charge for right-of-use assets	206	112	112
Interest expense on lease liabilities	52	44	51
Direct operating expense from investment property	14,066
Lease components	29,145
Cyberonica S.A. [member]
Disclosure of initial application of standards or interpretations [line items]
Incremental cost of borrowing					8.00%
Cyberonica S.A. [member] | For 350 Square meters [member]
Disclosure of initial application of standards or interpretations [line items]
Right of use asset					$ 674
Lease liability				$ 380	$ 674
CiT Loan Facility [member]
Disclosure of initial application of standards or interpretations [line items]
Borrowing costs capitalised	$ 545
EnTrust loan facility [member]
Disclosure of initial application of standards or interpretations [line items]
Borrowing costs capitalised			880
Deferred Dry-docking costs [member]
Disclosure of initial application of standards or interpretations [line items]
Interval Between Vessel Drydocking Special Survey	2 years 6 months
Depreciation method	straight-line basis
Vessels [member]
Disclosure of initial application of standards or interpretations [line items]
Depreciation method	straight-line basis
Useful life	25 years
Vessels scrap rate per ton	$ 380	$ 300	$ 300
Decrease in depreciation expense due to changes in scrap rate	$ 145